Commitments and contingencies	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Note 6   — Commitments and contingencies

The Company agreed to pay the underwriters of the Offering underwriting discounts and commissions equal to 4.25% of the gross proceeds of the Offering, 2.75% of which was paid at the closing of the Offering and 1.5% of which is payable to Cohen & Company Capital Markets, LLC, as the representative of the underwriters solely upon consummation of a Business Transaction (the “Deferred Underwriting Discount”).  The Deferred Underwriting Discount has been deposited in the Trust Account. On June 14, 2011, pursuant to an arrangement with the representative of the underwriters to provide special financial advisory services in connection with a potential business transaction, the underwriters waived their right to receive the deferred underwriting discount.
The underwriters were granted a 45-day option to purchase up to 960,000 Units (over and above the 6,400,000 Units referred to above) at the Offering price less underwriting discounts and commissions, solely to cover over-allotments (the “Over-Allotment Option”), if any. On December 1, 2010, the representative of the underwriters notified the Company of its intention not to exercise the Over-Allotment Option.
On November 19, 2010, in connection with the Offering, the Company sold for $100 to Cohen & Company Capital Markets, LLC, as the representative of the underwriters, an option (the “Unit Purchase Option”) to purchase 640,000 Units (equivalent to 10% of the total number of Units sold in the Offering) at an exercise price of $15.00 per Unit (150% of the public offering price). The Units issuable upon exercise of the Unit Purchase Option are identical to the Units sold in the Offering. This Unit Purchase Option is exercisable commencing on the later of the consummation of a Business Transaction and one year from the date of the Offering and expires five years from the date of the Offering. The Company has accounted for the fair value of the Unit Purchase Option, net of the receipt of the $100 cash payment, as an expense of the Offering resulting in a charge directly to shareholders' equity. The Company estimates that the fair value of the Unit Purchase Option is approximately $2.02 per unit using a Black-Scholes option-pricing model.
The fair value of the Unit Purchase Option is estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 1.73% and (3) expected life of 5 years. The Unit Purchase Option may be exercised for cash or on a “cashless” basis, at the holder’s option (except in the case of a forced cashless exercise upon the Company’s redemption of the Warrants, as described in Note 4 above), such that the holder may use the appreciated value of the Unit Purchase Option (the difference between the exercise prices of the Unit Purchase Option and the underlying Warrants and the market price of the Units and underlying Ordinary Shares) to exercise the Unit Purchase Option without the payment of cash.
The Company will have no obligation to net cash settle the exercise of the Unit Purchase Option or the Warrants underlying the Unit Purchase Option. The holder of the Unit Purchase Option will not be entitled to exercise the Unit Purchase Option or the Warrants underlying the Unit Purchase Option unless a registration statement covering the securities underlying the Unit Purchase Option is effective or an exemption from registration is available. If the holder is unable to exercise the Unit Purchase Option or underlying Warrants, the Unit Purchase Option or underlying Warrants, as applicable, will expire worthless.

On November 19, 2010, in connection with the Offering the Company granted Cohen & Company Capital Markets, LLC a right of first refusal to act as lead underwriter or as a co-manager with at least 50% of the economics (or, in the case of a three-handed deal, 33% of the economics) for any and all public and private equity and debt offerings by the Company or its successors, during the period commencing on consummation of the Offering and terminating 12 months after the completion of an initial Business Transaction but in no instance longer than 36 months from the effective date of the prospectus relating to the Offering.  Notwithstanding, such right of first refusal does not apply to offerings to be led outside of the United States.